Related party transactions - Schedule of Financing Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans and Leases Receivable, Related Parties [Roll Forward]
Beginning balance	$ 19,637	$ 19,735
Net loans issued (repaid) during the year	(256)	(1,081)
Effect of changes in the composition of related parties	(15,163)
Ending balance	$ 4,218	19,637
Directors and Executives
Loans and Leases Receivable, Related Parties [Roll Forward]
Effect of changes in the composition of related parties		$ 983